SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 3,911,560	$ 11,911,229	$ 17,846,900
Minimum
Disaggregation of Revenue [Line Items]
Payment term for accounts receivables	3 months
Maximum
Disaggregation of Revenue [Line Items]
Payment term for accounts receivables	6 months
SEM services
Disaggregation of Revenue [Line Items]
Revenues	$ 2,449,120	8,165,614	8,432,232
Non-SEM services
Disaggregation of Revenue [Line Items]
Revenues	1,462,440	3,745,615	9,414,668
Rebates and incentives offered by publishers
Disaggregation of Revenue [Line Items]
Revenues	3,663,168	9,430,758	15,953,148
Net fees from advertisers
Disaggregation of Revenue [Line Items]
Revenues	$ 248,392	$ 2,480,471	$ 1,893,752